Supplemental Information - Employee Compensation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 47,103	$ 49,510
Operating
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	12,140	13,424
General and administrative
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 34,963	$ 36,086